Pension Plans and Post Retirement Benefits (Pension Plans with Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets) (Details) - USD ($) $ in Millions	Jan. 03, 2016	Dec. 28, 2014
Compensation and Retirement Disclosure [Abstract]
Projected benefit obligation	$ 97.6	$ 105.0
Accumulated benefit obligation	94.7	102.9
Fair value of plan assets	$ 43.8	$ 47.7